Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

28. Related party transactions

AIG

As a result of the ILFC Transaction, AIG held a significant ownership interest in AerCap. Following both secondary public offerings and the Share Repurchase, AIG no longer owns any of our outstanding ordinary shares. See Note 4—ILFC Transaction. AIG and its subsidiaries were considered related parties between the Closing Date and August 24, 2015, when AIG sold its remaining AerCap ordinary shares and when AIG’s remaining designee resigned from our Board of Directors.

Debt

We have a senior unsecured revolving credit facility with AIG as lender and administrative agent. We paid fees of $4.1 million and $14.9 million from January 1, 2015 through August 24, 2015 and for the year ended December 31, 2014, respectively.

In June 2015, AerCap Trust issued the Junior Subordinated Notes due 2045 to AIG. See Note 15—Debt. We paid no fees or interest to AIG from January 1, 2015 through August 24, 2015 for these notes.

Repurchase of shares

On June 9, 2015, we completed the Share Repurchase from AIG. See Note 17—Equity.

Derivatives

The counterparty of the interest rate swap agreements we acquired as part of the ILFC Transaction was AIG Markets, Inc., a wholly‑owned subsidiary of AIG, and these swap agreements were guaranteed by AIG. All interest rate swap agreements with AIG Markets, Inc. matured in August 2015. The net effect in our Consolidated Income Statements from January 1, 2015 through August 24, 2015 and for the year ended December 31, 2014 from derivative contracts with AIG Markets, Inc., was nil, as the interest of $1.3 million and $4.3 million, respectively, was offset by mark-to-market gains of $1.3 million and $4.3 million, respectively. See also Note 12—Derivative assets and liabilities.

Management fees

We received management fees of $5.1 million and $4.9 million from January 1, 2015 through August 24, 2015 and during the year ended December 31, 2014, respectively,  from Castle Trusts, affiliates of AIG.

AerDragon

We provide certain aircraft- and accounting- related services to AerDragon, a joint venture accounted for under the equity method. We charged AerDragon a fee for these management services of $0.5 million, $0.4 million and $0.5 million during the years ended December 31, 2015, 2014 and 2013, respectively.

ACSAL

We provide aircraft asset and lease management services to ACSAL, an investment accounted for under the equity method, for which we received a fee of $0.5 million, $0.5 million and $0.2 million for the years ended December 31, 2015, 2014 and 2013, respectively.

AerLift

We provide a variety of management services to AerLift, a joint venture accounted for under the equity method, for which we received a fee of $2.8 million, $4.0 million and $6.9 million during the years ended December 31, 2015, 2014 and 2013, respectively.

AerCo

AerCo was an aircraft securitization vehicle in which we held all of the most junior class of subordinated notes and certain notes immediately senior to those junior notes. We provided a variety of management services to AerCo, for which we received fees of $1.4 million, $1.5 million and $1.9 million during the years ended December 31, 2015, 2014 and 2013, respectively.